UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Rainier Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

12.31.2010

Rainier Growth Fund
As of 12-31-10 (Unaudited)

	Shares	Value

Common Stocks 98.94%	$1,525,396,251

(Cost $1,181,061,232)

Consumer Discretionary 17.02%		262,456,809

Auto Components 0.90%
TRW Automotive Holdings Corp. (I)	262,350	13,825,845

Automobiles 1.19%
Ford Motor Company (I)	1,096,420	18,408,892

Hotels, Restaurants & Leisure 2.71%
Marriott International, Inc., Class A (L)	642,480	26,688,619
McDonald's Corp.	197,605	15,168,160

Internet & Catalog Retail 4.08%
Amazon.com, Inc. (I)	276,660	49,798,799
priceline.com, Inc. (I)	32,810	13,109,236

Media 2.64%
Scripps Networks Interactive, Inc., Class A	378,830	19,604,453
The Walt Disney Company	562,620	21,103,876

Multiline Retail 2.55%
Kohl's Corp. (I)	285,380	15,507,549
Target Corp.	396,520	23,842,748

Specialty Retail 1.61%
Limited Brands, Inc. (L)	391,910	12,043,394
Tiffany & Company (L)	204,860	12,756,632

Textiles, Apparel & Luxury Goods 1.34%
NIKE, Inc., Class B	241,145	20,598,606

Consumer Staples 5.94%		91,607,017

Beverages 4.34%
Anheuser-Busch InBev NV, ADR	357,990	20,437,649
Coca-Cola Enterprises, Inc.	592,550	14,831,527
The Coca-Cola Company	481,950	31,697,852

Food & Staples Retailing 1.11%
Costco Wholesale Corp.	236,330	17,065,389

Household Products 0.49%
Church & Dwight Company, Inc.	109,745	7,574,600

Energy 8.12%		125,175,808

Energy Equipment & Services 4.26%
Halliburton Company (L)	824,430	33,661,476
Schlumberger, Ltd.	382,650	31,951,274

Oil, Gas & Consumable Fuels 3.86%
Concho Resources, Inc. (I)(L)	233,020	20,428,863
Noble Energy, Inc.	118,410	10,192,733
Occidental Petroleum Corp. (I)	295,020	28,941,462

Financials 6.16%		94,911,589

Capital Markets 3.34%
BlackRock, Inc.	43,410	8,273,078
Franklin Resources, Inc.	119,425	13,281,254
T. Rowe Price Group, Inc.	399,660	25,794,056
The Charles Schwab Corp.	241,740	4,136,171

Rainier Growth Fund
As of 12-31-10 (Unaudited)

	Shares	Value

Financials (continued)

Consumer Finance 1.47%
American Express Company	528,870	22,699,100

Diversified Financial Services 1.35%
IntercontinentalExchange, Inc. (I)	173,965	20,727,930

Health Care 8.83%		136,194,873

Biotechnology 1.90%
Alexion Pharmaceuticals, Inc. (I)	97,560	7,858,458
Celgene Corp. (I)	362,685	21,449,191

Health Care Equipment & Supplies 1.28%
ResMed, Inc. (I)(L)	247,440	8,571,322
Varian Medical Systems, Inc. (I)(L)	162,050	11,226,824

Health Care Providers & Services 2.27%
AmerisourceBergen Corp.	626,380	21,372,086
Express Scripts, Inc. (I)	253,160	13,683,298

Life Sciences Tools & Services 0.70%
Agilent Technologies, Inc. (I)	260,490	10,792,101

Pharmaceuticals 2.68%
Allergan, Inc.	239,365	16,437,195
Shire PLC, ADR (L)	182,360	13,199,217
Teva Pharmaceutical Industries, Ltd., SADR	222,620	11,605,181

Industrials 17.48%		269,520,338

Aerospace & Defense 2.01%
Precision Castparts Corp.	223,210	31,073,064

Air Freight & Logistics 3.01%
Expeditors International of Washington, Inc. (L)	265,340	14,487,564
FedEx Corp.	342,860	31,889,409

Airlines 0.66%
United Continental Holdings, Inc. (I)(L)	425,130	10,126,597

Electrical Equipment 3.17%
AMETEK, Inc.	441,010	17,309,643
Emerson Electric Company	260,370	14,885,353
Rockwell Automation, Inc.	233,720	16,760,061

Machinery 7.83%
Cummins, Inc.	309,970	34,099,799
Deere & Company	463,180	38,467,098
Flowserve Corp. (L)	192,030	22,893,817
PACCAR, Inc. (L)	438,990	25,206,806

Road & Rail 0.80%
CSX Corp.	190,700	12,321,127

Information Technology 28.88%		445,227,565

Communications Equipment 4.17%
BancTec, Inc. (I)(R)	197,026	487,556
Cisco Systems, Inc. (I)	970,010	19,623,302
F5 Networks, Inc. (I)	41,210	5,363,894
Juniper Networks, Inc. (I)(L)	636,605	23,503,457
QUALCOMM, Inc.	309,330	15,308,742

Rainier Growth Fund
As of 12-31-10 (Unaudited)

		Shares	Value

Information Technology (continued)

Computers & Peripherals 10.31%
Apple, Inc. (I)		265,490	85,636,453
EMC Corp. (I)		1,244,235	28,492,982
Hewlett-Packard Company		608,650	25,624,165
NetApp, Inc. (I)(L)		348,060	19,129,378

Internet Software & Services 2.98%
Google, Inc., Class A (I)		77,440	45,997,036

IT Services 1.96%
Cognizant Technology Solutions Corp., Class A (I)		194,310	14,240,980
Visa, Inc., Class A		227,335	15,999,837

Semiconductors & Semiconductor Equipment 2.19%
Broadcom Corp., Class A		429,975	18,725,411
Marvell Technology Group, Ltd. (I)		811,500	15,053,325

Software 7.27%
Autodesk, Inc. (I)		546,910	20,891,962
Check Point Software Technologies, Ltd. (I)(L)		514,710	23,810,485
Citrix Systems, Inc. (I)		236,650	16,189,227
Intuit, Inc. (I)		163,430	8,057,099
Oracle Corp.		1,376,750	43,092,274

Materials 4.93%			75,993,238

Chemicals 2.10%
FMC Corp.		168,485	13,460,267
Praxair, Inc.		197,825	18,886,353

Metals & Mining 2.83%
Freeport-McMoRan Copper & Gold, Inc.		139,805	16,789,182
Goldcorp, Inc.		324,650	14,927,407
Walter Energy, Inc. (L)		93,320	11,930,029

Telecommunication Services 1.58%			24,309,014

Wireless Telecommunication Services 1.58%
American Tower Corp., Class A (I)		470,740	24,309,014

Securities Lending Collateral 7.16%			$110,460,036

(Cost $110,462,360)

John Hancock Collateral Investment Trust (W)	0.2886%(Y)	11,038,387	110,460,036

Short-Term Investments 1.16%			$17,837,000

(Cost $17,837,000)

		Par value	Value

Repurchase Agreement 1.16%			17,837,000

Repurchase Agreement with State Street Corp. dated 12-31-10 at
0.010% to be repurchased at $17,837,015 on 1-3-10, collateralized by $18,090,000 Federal Farm Credit Bank, 1.875% due 9-14-15
(valued at $18,180,450, including interest), and $13,029 Federal
National Mortgage Assoc., 2.000% due 9-21-15 (valued at $14,925,
including interest)		17,837,000	17,837,000

Rainier Growth Fund
As of 12-31-10 (Unaudited)

Total investments (Cost $1,309,360,592)† 107.26%	$1,653,693,287

Other assets and liabilities, net (7.26%)	($111,991,078)

Total net assets 100.00%	$1,541,702,209

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 12-31-10.

(R) Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 12-31-10.

† At 12-31-10, the aggregate cost of investment securities for federal income tax purposes was $1,331,267,977. Net unrealized appreciation aggregated $322,425,310, of which $354,171,710 related to appreciated investment securities and $31,746,400 related to depreciated investment securities.

Note to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of December 31, 2010, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	12/31/10	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$262,456,809	$262,456,809	—	—
Consumer Staples	91,607,017	91,607,017	—	—
Energy	125,175,808	125,175,808	—	—
Financials	94,911,589	94,911,589	—	—
Health Care	136,194,873	136,194,873	—	—
Industrials	269,520,338	269,520,338	—	—
Information Technology	445,227,565	444,740,009	—	$487,556
Materials	75,993,238	75,993,238	—	—
Telecommunication Services	24,309,014	24,309,014	—	—
Securities Lending Collateral	110,460,036	110,460,036	—	—
Short-Term Investments	17,837,000	—	$17,837,000	—
Total investments in Securities	$1,653,693,287	$1,635,368,731	$17,837,000	$487,556

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

		INFORMATION
INVESTMENTS IN SECURITIES	HEALTH CARE	TECHNOLOGY	TOTALS

Balance as of March 31, 2010	$486,050	$1,293,918	$1,779,968
Accrued discounts/premiums	-	-	-
Realized gain (loss)	(745,463)	-	(745,463)
Change in unrealized appreciation (depreciation)	826,285	(806,362)	19,923
Net purchases (sales)	(566,872)	-	(566,872)
Net transfers in and out of Level 3	-	-	-
Balance as of December 31, 2010	-	$487,556	$487,556

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the nine month period ended December 31, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices

9

are not available, then securities are valued using the last quoted bid or evaluated price. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust are valued at their closing net asset values each day. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

10

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Rainier Growth Fund.

334Q3 12/10
2/11

John Hancock
MUTUAL FUNDS

John Hancock Leveraged Companies Fund

QUARTERLY PORTFOLIO HOLDINGS

12.31.2010

Leveraged Companies Fund
As of 12-31-10 (Unaudited)

	Shares	Value

Common Stocks 76.37%		$1,185,185

(Cost $852,898)

Consumer Discretionary 33.00%		512,042

Auto Components 10.40%
Autoliv, Inc.	150	11,836
Exide Technologies (I)	10,220	96,170
Federal Mogul Corp. (I)	800	16,520
Tenneco, Inc. (I)	894	36,797

Automobiles 2.79%
Ford Motor Company (I)	2,580	43,318

Hotels, Restaurants & Leisure 1.26%
Greektown Superholdings, Inc. (I)	92	10,173
Trump Entertainment Resorts, Inc. (I)	260	3,448
Wendy's/Arby's Group, Inc., Class A	1,285	5,937

Media 18.55%
Cablevision Systems Corp., Class A	1,495	50,591
Canadian Satellite Radio Holdings, Inc., Class A (I)	5,900	21,124
Charter Communications, Inc., Class A (I)	2,104	81,930
Madison Square Garden, Inc., Class A (I)	373	9,616
Sirius XM Radio, Inc. (I)	64,006	104,970
SuperMedia, Inc. (I)	91	793
Time Warner Cable, Inc.	285	18,819

Consumer Staples 0.12%		1,891

Food Products 0.12%
Kraft Foods, Inc., Class A	60	1,891

Energy 0.19%		2,988

Oil, Gas & Consumable Fuels 0.19%
Dominion Petroleum, Ltd., GDR (I)	33,000	2,988

Financials 8.84%		137,168

Capital Markets 3.12%
American Capital, Ltd. (I)	560	4,234
Janus Capital Group, Inc.	460	5,966
Knight Capital Group, Inc., Class A (I)	160	2,206
Morgan Stanley	525	14,285
The Blackstone Group LP	350	4,953
The Goldman Sachs Group, Inc.	100	16,816

Commercial Banks 0.60%
Wells Fargo & Company	300	9,297

Consumer Finance 0.26%
Discover Financial Services	215	3,984

Diversified Financial Services 4.30%
Bank of America Corp.	3,320	44,289
Citigroup, Inc. (I)	785	3,713
KKR Financial Holdings LLC	2,010	18,693

Insurance 0.37%
American International Group, Inc. (I)	100	5,762

Thrifts & Mortgage Finance 0.19%
The PMI Group, Inc. (I)	900	2,970

Leveraged Companies Fund
As of 12-31-10 (Unaudited)

	Shares	Value

Industrials 29.53%		$458,322

Aerospace & Defense 0.56%
AAR Corp. (I)	315	8,653

Air Freight & Logistics 0.15%
FedEx Corp.	25	2,325

Airlines 27.99%
Delta Air Lines, Inc. (I)	15,843	199,622
Pinnacle Airlines Corp. (I)	6,100	48,190
United Continental Holdings, Inc. (I)	3,215	76,581
US Airways Group, Inc. (I)(L)	11,000	110,110

Building Products 0.20%
USG Corp. (I)	185	3,114

Road & Rail 0.39%
Union Pacific Corp.	65	6,023

Trading Companies & Distributors 0.24%
TAL International Group, Inc.	120	3,704

Information Technology 0.52%		8,097

Software 0.52%
Microsoft Corp.	290	8,097

Materials 3.25%		50,473

Chemicals 2.98%
American Pacific Corp. (I)	6,550	37,663
Huntsman Corp.	550	8,586

Paper & Forest Products 0.27%
Smurfit-Stone Container Corp. (I)	165	4,224

Telecommunication Services 0.69%		10,669

Wireless Telecommunication Services 0.69%
Leap Wireless International, Inc. (I)	275	3,372
Sprint Nextel Corp. (I)	1,725	7,297

Utilities 0.23%		3,535

Independent Power Producers & Energy Traders 0.23%
Calpine Corp. (I)	265	3,535

Preferred Securities 11.41%		$177,061

(Cost $162,033)

Consumer Discretionary 11.14%		172,835

Hotels, Restaurants & Leisure 11.14%
Greektown Superholdings, Inc., Series A (I)	1,563	172,835

Financials 0.27%		4,226

Insurance 0.27%
Hartford Financial Services Group, Inc., Series F, 7.250%	165	4,226

Leveraged Companies Fund
As of 12-31-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 9.42%				$146,275

(Cost $174,838)

Consumer Discretionary 4.53%				70,325

Hotels, Restaurants & Leisure 1.61%
Fontainebleau Las Vegas Holdings LLC (H)(S)	10.250	06/15/15	$100,000	350
Majestic Star Casino LLC (H)	9.500	10/15/10	15,000	9,600
Mashantucket Western Pequot Tribe, Series A (H)(S)	8.500	11/15/15	115,000	15,094

Media 2.92%
Canadian Satellite Radio Holdings, Inc.	12.750	02/15/14	45,000	45,281
SuperMedia, Inc., Escrow Certificates (I)	--	11/15/16	115,000	0

Financials 3.46%				53,750

Insurance 3.46%
MBIA Insurance Corp. (14.00% to 1/15/13, then 3 month LIBOR
+ 11.26%) (S)	14.000	01/15/33	100,000	53,750

Industrials 1.43%				22,200

Aerospace & Defense 1.43%
Colt Finance Corp. (S)	8.750	07/15/17	30,000	22,200

Convertible Bonds 2.30%				$35,638

(Cost $24,989)

Consumer Discretionary 1.92%				29,713

Media 1.92%
XM Satellite Radio, Inc.(S)	7.000	12/01/14	24,000	29,713

Financials 0.38%				5,925

Capital Markets 0.38%
Janus Capital Group, Inc.	3.250	07/15/14	5,000	5,925

			Shares	Value

Investment Companies 1.11%				$17,174

(Cost $12,112)

Investment Companies 1.11%				17,174

ProShares Ultra Dow 30			315	17,174

Warrants 0.05%				$842

(Cost $408)

Charter Communications, Inc., Class A (Expiration Date: 11/30/2014; Strike Price:
$46.86) (I)			102	842

		Yield	Shares	Value

Securities Lending Collateral 6.77%				$105,010

(Cost $105,020)

John Hancock Collateral Investment Trust (W)	0.2886%(Y)		10,494	105,010

Leveraged Companies Fund
As of 12-31-10 (Unaudited)

Total investments (Cost $1,332,298)† 107.43%	$1,667,185

Other assets and liabilities, net (7.43%)	($115,235)

Total net assets 100.00%	$1,551,950

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

GDR Global Depositary Receipt

LIBOR London Interbank Offered Rate

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 12-31-10.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 12-31-10.

† At 12-31-10, the aggregate cost of investment securities for federal income tax purposes was $1,333,431. Net unrealized appreciation aggregated $333,754, of which $504,555 related to appreciated investment securities and $170,801 related to depreciated investment securities.

Leveraged Companies Fund
As of 12-31-10 (Unaudited)

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of December 31, 2010, by major security category or type:

			Level 2	Level 3
			Significant	Significant
	Total Market	Level 1	Observable	Unobservable
	Value at 12-31-10	Quoted Price	Inputs	Inputs

Common Stocks	$1,185,185	$1,168,576	$2,988	$13,621

Preferred Securities	177,061	4,226	-	172,835

Corporate Bonds	146,275	-	146,275	-

Convertible Bonds	35,638	-	35,638	-

Investment Companies	17,174	17,174	-	-

Warrants	842	842	-	-

Securities Lending Collateral	105,010	105,010	-	-

Total Investments in Securities	$1,667,185	$1,295,828	$184,901	$186,456

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

		Preferred	Corporate
	Common Stocks	Securities	Bonds	Total

Balance as of 3-31-10	-	$16,983	$25,571	$42,554

Accrued discounts/premiums	-	-	-	-

Realized gain (loss)	-	9,523	-	9,523

Change in unrealized appreciation
(depreciation)	($4,014)	4,145	(2,012)	(1,881)

Net purchases (sales)	17,635	142,184	-	159,819

Transfers in and/or out of Level 3	-	-	(23,559)	(23,559)

Balance as of 12-31-10	$13,621	$172,835	-	$186,456

Change in unrealized at period end*	($4,014)	$14,927	($2,012)	$8,901

*Change in unrealized appreciation (depreciation) attributable to level 3 securities held at the period end.

Leveraged Companies Fund
As of 12-31-10 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the nine month period ended December 31, 2010, there were no significant transfers in or out of Level 1 and Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset values each day. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Leveraged Companies Fund.

336Q3 12/10
2/11

MUTUAL FUNDS

John Hancock Small Cap Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

12.31.2010

Small Cap Opportunities Fund
As of 12-31-10 (Unaudited)

	Shares	Value

Common Stocks 95.86%		$3,720,431

(Cost $2,609,714)

Consumer Discretionary 15.49%		601,211

Diversified Consumer Services 1.58%

Global Education & Technology Group, Ltd., ADR (I)	6,491	61,401

Hotels, Restaurants & Leisure 3.41%

Bally Technologies, Inc. (I)	1,733	73,115
WMS Industries, Inc. (I)	1,304	58,993

Household Durables 6.32%

iRobot Corp. (I)	1,963	48,839
Lennar Corp., Class A	2,283	42,806
SodasStream International, Ltd. (I)(L)	719	22,706
Tempur-Pedic International, Inc. (I)	1,973	79,038
Tupperware Brands Corp.	1,091	52,008

Media 1.86%

Imax Corp. (I)	2,577	72,285

Specialty Retail 0.62%

A.C. Moore Arts & Crafts, Inc. (I)	9,555	24,079

Textiles, Apparel & Luxury Goods 1.70%

G-III Apparel Group, Ltd. (I)	1,876	65,941

Energy 6.74%		261,725

Oil, Gas & Consumable Fuels 6.74%

Africa Oil Corp. (I)	11,757	23,649
Bankers Petroleum, Inc. (I)	8,148	27,862
Brigham Exploration Company (I)(L)	2,806	76,435
Ivanhoe Energy, Inc. (I)(L)	10,914	29,686
Plains Exploration & Production Company (I)	1,390	44,675
Rex Energy Corp. (I)	4,353	59,418

Financials 6.55%		254,150

Capital Markets 4.24%

Evercore Partners, Inc., Class A	2,090	71,060
Lazard, Ltd., Class A	2,368	93,512

Commercial Banks 2.31%

East West Bancorp, Inc.	4,582	89,578

Health Care 15.86%		615,372

Biotechnology 1.25%

Isis Pharmaceuticals, Inc. (I)	1,785	18,064
United Therapeutics Corp. (I)	480	30,346

Health Care Equipment & Supplies 5.14%

Align Technology, Inc. (I)	2,775	54,224
ArthroCare Corp. (I)	791	24,568
RTI Biologics, Inc. (I)	14,962	39,949
SonoSite, Inc. (I)	942	29,767
Thoratec Corp. (I)	1,797	50,891

1

Small Cap Opportunities Fund
As of 12-31-10 (Unaudited)

	Shares	Value

Health Care (continued)

Health Care Providers & Services 4.84%

Coventry Health Care, Inc. (I)	2,788	73,603
MEDNAX, Inc. (I)	1,284	86,400
Sun Healthcare Group, Inc. (I)	2,195	27,789

Pharmaceuticals 4.63%

Eurand NV (I)	3,123	36,945
Impax Laboratories, Inc. (I)	1,666	33,503
Inspire Pharmaceuticals, Inc. (I)	5,062	42,521
Par Pharmaceutical Companies, Inc. (I)	1,250	48,138
Somaxon Pharmaceuticals, Inc. (I)(L)	5,925	18,664

Industrials 16.38%		635,814

Aerospace & Defense 2.32%

Hexcel Corp. (I)	2,656	48,047
The Keyw Holding Corp. (I)	2,873	42,147

Air Freight & Logistics 1.79%

Atlas Air Worldwide Holdings, Inc. (I)	752	41,984
UTi Worldwide, Inc.	1,301	27,581

Airlines 1.75%

Copa Holdings SA, Class A	1,153	67,843

Building Products 2.36%

Quanex Building Products Corp.	1,597	30,295
Trex Company, Inc. (I)(L)	2,551	61,122

Commercial Services & Supplies 2.65%

EnerNOC, Inc. (I)(L)	2,244	53,654
Steelcase, Inc., Class A	4,652	49,172

Machinery 1.99%

Flow International Corp. (I)	9,064	37,072
Graham Corp.	2,013	40,260

Professional Services 1.14%

FTI Consulting, Inc. (I)(L)	1,192	44,438

Road & Rail 2.38%

Swift Transporation Company (I)(L)	7,370	92,199

Information Technology 22.20%		861,482

Communications Equipment 1.29%

JDS Uniphase Corp. (I)	2,868	41,529
Meru Networks, Inc. (I)	549	8,466

Internet Software & Services 7.06%

Ancestry.com, Inc. (I)	2,061	58,368
Dice Holdings, Inc. (I)	3,580	51,373
TechTarget, Inc. (I)	6,316	50,086
The Knot, Inc. (I)	5,607	55,397
VistaPrint NV (I)	1,283	59,018

IT Services 2.09%

Cardtronics, Inc. (I)	2,486	44,002

2

Small Cap Opportunities Fund
As of 12-31-10 (Unaudited)

		Shares	Value

Information Technology (continued)

IT Services (continued)

Telvent GIT SA (I)(L)		1,399	36,962

Semiconductors & Semiconductor Equipment 5.54%

Atmel Corp. (I)		7,759	95,591
Cypress Semiconductor Corp. (I)		3,420	63,544
Netlogic Microsystems, Inc. (I)		1,777	55,816

Software 6.22%

Concur Technologies, Inc. (I)		969	50,320
Monotype Imaging Holdings, Inc. (I)		4,891	54,290
NetSuite, Inc. (I)		1,322	33,050
Rosetta Stone, Inc. (I)		2,635	55,915
Ultimate Software Group, Inc. (I)		982	47,755

Materials 12.64%			490,677

Chemicals 2.63%

LSB Industries, Inc. (I)		2,551	61,887
Neo Material Technologies, Inc. (I)		5,091	40,142

Metals & Mining 8.28%

Avalon Rare Metals, Inc. (I)		7,965	49,746
Avalon Rare Metals, Inc. - Foreign Shares (I)		9,946	62,119
Frontier Rare Earths, Ltd. (I)		8,789	29,510
IAMGOLD Corp.		2,136	38,021
Pretium Resources, Inc. (I)		5,906	37,956
Rare Element Resources, Ltd. (I)(L)		4,667	74,901
San Gold Corp. (I)		7,328	29,259

Paper & Forest Products 1.73%

Schweitzer-Mauduit International, Inc.		1,067	67,136

		Shares	Value

Warrants 0.08%			3,259

(Cost $0)

Frontier Rare Earths, Ltd. (Expiration Date: 11-30-12, Strike Price: CAD 4.60) (I)		4,394	3,259

	Yield	Shares	Value

Securities Lending Collateral 7.83%			304,005

(Cost $303,996)

John Hancock Collateral Investment Trust (W)	0.2886%(Y)	30,380	304,005

Short-Term Investments 5.03%			195,000

(Cost $195,000)

		Par Value	Value

Repurchase Agreement 5.03%			195,000

Repurchase Agreement with State Street Corp. dated 12-31-10 at
0.010% to be repurchased at $195,000 on 1-3-11, collateralized by
$200,000 Federal Home Loan Mortgage Corp., 1.250% due 9-30-13
(valued at $200,750, including interest)		195,000	195,000

Total investments (Cost $3,108,710)† 108.80%			$4,222,695

Other assets and liabilities, net (8.80%)			($341,390)

Total net assets 100.00%			$3,881,305

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

3

Small Cap Opportunities Fund
As of 12-31-10 (Unaudited)

ADR American Depositary Receipt

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 12-31-10.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 12-31-10.

† At 12-31-10, the aggregate cost of investment securities for federal income tax purposes was $3,126,361. Net unrealized appreciation aggregated $1,096,334, of which $1,138,884 related to appreciated investment securities and $42,550 related to depreciated investment securities.

The Fund had the following country composition as a percentage of total net assets on 12-31-10:

United States	79%
Canada	8%
Netherlands	3%
Panama	2%
Spain	1%
China	1%
Virgin Islands	1%
Short-Term Investments and Other	5%

100%

4

Note to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of December 31, 2010, by major security category or type:

			Level 2	Level 3
			Significant	Significant
	Total Market	Level 1 Quoted	Observable	Unobservable
	Value at 12-31-10	Price	Inputs	Inputs

Common Stocks
Consumer Discretionary	$601,211	$601,211	-	-
Energy	261,725	261,725	-	-
Financials	254,150	254,150	-	-
Health Care	615,372	615,372	-	-
Industrials	635,814	635,814	-	-
Information Technology	861,482	861,482	-	-
Materials	490,677	490,677	-	-
Warrants	3,259	$3,259	-	-
Securities Lending Collateral	304,005	304,005	-	-
Short-Term Investments	195,000	-	$195,000	-

Total Investments in Securities	$4,222,695	$4,027,695	$195,000	-

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the nine month period ended December 31, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset values each day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

5

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Small Cap Opportunities Fund.

337Q3 12/10
2/11

John Hancock
MUTUAL FUNDS

John Hancock Disciplined Value Fund

QUARTERLY PORTFOLIO HOLDINGS

12.31.2010

Disciplined Value Fund
As of 12-31-10 (Unaudited)

	Shares	Value

Common Stocks 98.43%	$1,274,910,537

(Cost $1,121,095,168)

Consumer Discretionary 14.06%		182,111,283

Auto Components 1.05%
Autoliv, Inc. (L)	172,590	13,624,255

Household Durables 0.51%
Mohawk Industries, Inc. (I)	116,560	6,615,946

Media 6.78%
CBS Corp., Class B (L)	215,235	4,100,227
Cinemark Holdings, Inc. (L)	366,760	6,322,942
Comcast Corp., Class A (L)	622,245	13,670,723
Liberty Media Corp. - Starz, Series A (I)	150,492	10,004,708
Omnicom Group, Inc.	327,145	14,983,241
Time Warner, Inc.	382,450	12,303,417
Viacom, Inc., Class B	666,535	26,401,451

Multiline Retail 2.09%
Kohl's Corp. (I)	120,867	6,567,913
Macy's, Inc.	549,060	13,891,218
Target Corp.	109,525	6,585,738

Specialty Retail 3.63%
Guess?, Inc. (L)	322,155	15,244,375
Home Depot, Inc.	191,855	6,726,436
Lowe's Companies, Inc.	280,795	7,042,339
The Gap, Inc.	464,480	10,283,587
Williams-Sonoma, Inc. (L)	216,945	7,742,767

Consumer Staples 4.85%		62,777,563

Beverages 1.32%
Anheuser-Busch InBev NV, ADR	158,200	9,031,638
Dr. Pepper Snapple Group, Inc.	228,675	8,040,213

Food & Staples Retailing 2.37%
Wal-Mart Stores, Inc.	428,320	23,099,298
Walgreen Company	195,735	7,625,836

Tobacco 1.16%
Philip Morris International, Inc.	255,947	14,980,578

Energy 11.33%		146,728,780

Oil, Gas & Consumable Fuels 11.33%
Canadian Natural Resources, Ltd.	155,345	6,900,425
Chevron Corp.	493,620	45,042,824
EOG Resources, Inc.	238,335	21,786,202
Exxon Mobil Corp.	190,234	13,909,910
Noble Energy, Inc.	155,005	13,342,830
Occidental Petroleum Corp. (L)	415,760	40,786,055
Petrobakken Energy, Ltd., Class A	227,655	4,960,534

Financials 25.73%		333,282,805

Capital Markets 2.97%
Morgan Stanley	428,060	11,647,513
Raymond James Financial, Inc. (L)	341,195	11,157,077
State Street Corp.	339,635	15,738,686

Disciplined Value Fund
As of 12-31-10 (Unaudited)

	Shares	Value

Financials (continued)

Commercial Banks 6.02%
Barclays PLC, SADR (L)	609,245	10,064,727
U.S. Bancorp	940,785	25,372,971
Wells Fargo & Company	1,371,590	42,505,573

Consumer Finance 4.32%
American Express Company	392,911	16,863,740
Discover Financial Services	921,705	17,079,194
SLM Corp. (I)	1,745,890	21,980,755

Diversified Financial Services 6.67%
Bank of America Corp.	2,174,485	29,007,630
JPMorgan Chase & Company	1,353,220	57,403,591

Insurance 5.75%
ACE, Ltd.	148,679	9,255,268
Berkshire Hathaway, Inc., Class B (I)	366,184	29,335,000
Loews Corp.	264,100	10,276,131
Reinsurance Group of America, Inc.	125,830	6,758,329
The Travelers Companies, Inc.	165,129	9,199,337
Validus Holdings, Ltd.	314,841	9,637,283

Health Care 12.98%		168,084,137

Biotechnology 1.25%
Amgen, Inc. (I)	296,025	16,251,773

Health Care Equipment & Supplies 0.58%
Hologic, Inc.	399,215	7,513,226

Health Care Providers & Services 4.94%
DaVita, Inc. (I)	133,665	9,288,381
Humana, Inc. (I)	359,590	19,683,957
Lincare Holdings, Inc. (L)	236,625	6,348,649
McKesson Corp.	254,490	17,911,006
Omnicare, Inc. (L)	420,960	10,688,174

Pharmaceuticals 6.21%
Abbott Laboratories	247,930	11,878,326
Johnson & Johnson	482,401	29,836,502
Pfizer, Inc.	2,209,260	38,684,143

Industrials 8.34%		108,053,215

Aerospace & Defense 3.24%
Honeywell International, Inc.	382,105	20,312,702
Northrop Grumman Corp.	166,020	10,754,776
United Technologies Corp.	137,780	10,846,042

Industrial Conglomerates 1.79%
Siemens AG, SADR (L)	77,355	9,611,359
Tyco International, Ltd.	329,240	13,643,706

Machinery 1.14%
Illinois Tool Works, Inc. (L)	201,675	10,769,445
Oshkosh Corp. (I)	113,715	4,007,317

Professional Services 2.17%
Equifax, Inc.	352,360	12,544,016
Manpower, Inc. (L)	247,990	15,563,852

Disciplined Value Fund
As of 12-31-10 (Unaudited)

		Shares	Value

Information Technology 16.74%			216,843,403

Communications Equipment 1.59%
Harris Corp.		453,715	20,553,290

Computers & Peripherals 3.54%
EMC Corp. (I)		443,565	10,157,639
Hewlett-Packard Company		614,773	25,881,943
Seagate Technology PLC (I)		330,865	4,972,901
Western Digital Corp. (I)		143,030	4,848,717

Electronic Equipment, Instruments & Components 2.58%
Avnet, Inc.		368,460	12,170,234
Tyco Electronics, Ltd.		598,675	21,193,095

Internet Software & Services 1.15%
eBay, Inc. (I)		533,300	14,841,739

IT Services 1.75%
CGI Group, Inc., Class A (I)		574,437	9,914,783
International Business Machines Corp.		43,860	6,436,894
The Western Union Company (L)		341,585	6,343,233

Office Electronics 0.97%
Xerox Corp.		1,096,045	12,626,438

Software 5.16%
Microsoft Corp.		1,526,329	42,615,105
Oracle Corp.		775,955	24,287,392

Materials 2.56%			33,217,441

Chemicals 0.60%
Albemarle Corp.		139,436	7,777,740

Containers & Packaging 0.68%
Ball Corp. (L)		129,690	8,825,405

Metals & Mining 1.28%
Reliance Steel & Aluminum Company		325,133	16,614,296

Telecommunication Services 0.52%			6,777,233

Wireless Telecommunication Services 0.52%
Vodafone Group PLC, SADR		256,422	6,777,233

Utilities 1.32%			17,034,677

Electric Utilities 0.84%
Edison International		281,210	10,854,706

Multi-Utilities 0.48%
PG&E Corp.		129,180	6,179,971

	Yield	Shares	Value

Securities Lending Collateral 6.74%			$87,219,628

(Cost $87,218,050)

John Hancock Collateral Investment Trust (W)	0.2886%(Y)	8,715,949	87,219,628

Disciplined Value Fund
As of 12-31-10 (Unaudited)

	Par Value	Value

Short-Term Investments 3.41%		$44,205,000

(Cost $44,205,000)

Repurchase Agreement 3.41%		44,205,000

Repurchase Agreement with State Street Corp. dated 12-31-2010 at 0.010% to be repurchased at $44,205,037 on 01-03-2011, collateralized by $44,925,000 U.S.
Treasury Notes, 1.750% due 07-31-2015 (valued at $45,093,469, Including Interest)	$44,205,000	44,205,000

Total investments (Cost $1,252,518,218)† 108.58%		$1,406,335,165

Other assets and liabilities, net (8.58%)		($111,107,991)

Total net assets 100.00%	$1,295,227,174

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 12-31-10.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 12-31-10.

† At 12-31-2010, the aggregate cost of investment securities for federal income tax purposes was $1,253,973,823. Net unrealized appreciation aggregated $152,361,342, of which $161,311,704 related to appreciated investment securities and $8,950,362 related to depreciated investment securities.

Note to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of December 31, 2010, all investments of the Fund are categorized as Level 1 under the hierarchy described above, except Repurchase Agreements, which are Level 2. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the nine month period ended December 31, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset values each day. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Disciplined Value Fund.

340Q3 12/10
2/11

John Hancock

MUTUAL FUNDS

John Hancock Core High Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

12.31.2010

Core High Yield
As of 12-31-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 97.59%				$16,184,263

(Cost $14,649,966)

Consumer Discretionary 23.75%				3,937,875

Diversified Consumer Services 6.79%
Bankrate, Inc. (S)	11.750	07/15/15	$500,000	555,000
Trans Union LLC/TransUnion Financing Corp. (S)	11.375	06/15/18	500,000	570,000

Hotels, Restaurants & Leisure 11.94%
Caesars Entertainment Operating Company, Inc.	11.250	06/01/17	250,000	281,250
Mandalay Resort Group	7.625	07/15/13	750,000	710,625
Marina District Finance Company, Inc. (S)	9.875	08/15/18	100,000	98,500
MTR Gaming Group, Inc., Series B	9.000	06/01/12	1,000,000	890,000

Media 5.02%
Columbus International, Inc. (S)	11.500	11/20/14	750,000	832,500

Consumer Staples 10.97%				1,818,750

Food Products 7.88%
Reddy Ice Corp.	11.250	03/15/15	500,000	511,250
Southern States Cooperative, Inc. (S)	11.250	05/15/15	750,000	795,000

Tobacco 3.09%
Alliance One International, Inc.	10.000	07/15/16	500,000	512,500

Energy 13.46%				2,232,575

Energy Equipment & Services 6.10%
Allis-Chalmers Energy, Inc.	9.000	01/15/14	500,000	507,500
Geokinetics Holdings USA, Inc.	9.750	12/15/14	250,000	240,000
Pioneer Drilling Company	9.875	03/15/18	250,000	264,375

Oil, Gas & Consumable Fuels 7.36%
Connacher Oil and Gas, Ltd. (S)	10.250	12/15/15	750,000	753,750
Gibson Energy ULC	11.750	05/27/14	350,000	386,750
Tesoro Corp.	6.500	06/01/17	80,000	80,200

Financials 15.07%				2,498,750

Diversified Financial Services 14.37%
CNG Holdings, Inc. (S)	12.250	02/15/15	200,000	218,500
Offshore Group Investments, Ltd. (S)	11.500	08/01/15	750,000	813,750
Reliance Intermediate Holdings LP (S)	9.500	12/15/19	500,000	525,625
TMX Finance LLC (S)	13.250	07/15/15	750,000	825,000

Real Estate Management & Development 0.70%
CB Richard Ellis Services, Inc.	11.625	06/15/17	100,000	115,875

Health Care 7.84%				1,299,625

Health Care Equipment & Supplies 1.66%
Apria Healthcare Group, Inc.	12.375	11/01/14	250,000	275,000

Health Care Providers & Services 6.18%
American Renal Holdings (S)	8.375	05/15/18	100,000	102,500
BioScrip, Inc.	10.250	10/01/15	750,000	772,500
Radiation Therapy Services, Inc. (S)	9.875	04/15/17	150,000	149,625

1

Core High Yield
As of 12-31-10 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Industrials 11.29%				$1,872,438

Aerospace & Defense 4.01%
Kratos Defense & Security Solutions, Inc.	10.000	06/01/17	$600,000	664,500

Commercial Services & Supplies 2.31%
Casella Waste Systems, Inc.	11.000	07/15/14	250,000	276,563
Garda World Security Corp. (S)	9.750	03/15/17	100,000	107,250

Marine 1.74%
Commercial Barge Line Company	12.500	07/15/17	250,000	288,750

Trading Companies & Distributors 3.23%
FGI Operating Company, Inc.	10.250	08/01/15	250,000	262,500
Interline Brands, Inc. (S)	7.000	11/15/18	100,000	101,500
United Rentals North America, Inc.	10.875	06/15/16	150,000	171,375

Information Technology 1.67%				277,500

IT Services 1.67%
Unisys Corp.	12.500	01/15/16	250,000	277,500

Materials 4.01%				665,500

Metals & Mining 0.62%
Novelis, Inc. (S)	8.750	12/15/20	100,000	103,750

Paper & Forest Products 3.39%
UPM-Kymmene OYJ (S)	7.450	11/26/27	600,000	561,750

Telecommunication Services 6.72%				1,115,000

Diversified Telecommunication Services 6.72%
Global Crossing, Ltd.	12.000	09/15/15	500,000	563,750
Intelsat Jackson Holdings SA	11.250	06/15/16	250,000	269,375
Wind Acquisition Finance SA (S)	11.750	07/15/17	250,000	281,875

Utilities 2.81%				466,250

Independent Power Producers & Energy Traders 2.81%
Dynegy Holdings, Inc.	8.375	05/01/16	250,000	186,875
The AES Corp.	9.750	04/15/16	250,000	279,375

Total investments (Cost $14,649,966)† 97.59%				$16,184,263

Other assets and liabilities, net 2.41%				$398,924

Total net assets 100.00%				$16,583,187

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $7,395,875 or 44.60% of the Fund's net assets as of 12-31-10.

† At 12-31-10, the aggregate cost of investment securities for federal income tax purposes was $14,651,201. Net unrealized appreciation aggregated $1,533,062, of which $1,564,483 related to appreciated investment securities and $31,421 related to depreciated investment securities.

2

Core High Yield
As of 12-31-10 (Unaudited)

The portfolio had the following country concentration as a percentage of total net assets on 12-31-10:

United States	66%
Canada	12%
Bermuda	5%
Barbados	5%
Cayman Islands	5%
Finland	3%
Luxembourg	2%
Other	2%

3

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2010, all investments are categorized as Level 2 under the hierarchy described above.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the nine month period ended December 31, 2010, there were no significant transfers in or out of Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. and foreign fixed-income securities rated below investment grade. Investments in high yield securities involve greater degrees of credit and market risk than investments in higher rated securities and tend to be more sensitive to market conditions. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Core High Yield Fund.

346Q3 12/10
2/11

John Hancock

MUTUAL FUNDS

John Hancock Small Company Fund

QUARTERLY PORTFOLIO HOLDINGS

12.31.2010

Small Company Fund
As of 12-31-10 (Unaudited)

	Shares	Value

Common Stocks 96.65%		$144,328,617

(Cost $117,560,013)

Consumer Discretionary 8.77%		13,098,392

Auto Components 1.53%

Dana Holding Corp. (I)	132,810	2,285,660

Hotels, Restaurants & Leisure 1.50%

Bally Technologies, Inc. (I)	53,180	2,243,664

Media 1.26%

Cinemark Holdings, Inc.	109,150	1,881,746

Textiles, Apparel & Luxury Goods 4.48%

CROCS, Inc. (I)	95,670	1,637,870
Maidenform Brands, Inc. (I)	61,810	1,469,224
Steven Madden, Ltd. (I)	35,260	1,471,047
The Warnaco Group, Inc. (I)	38,300	2,109,181

Consumer Staples 5.59%		8,345,000

Food & Staples Retailing 1.08%

The Pantry, Inc. (I)	81,320	1,615,015

Food Products 2.22%

J & J Snack Foods Corp.	32,041	1,545,658
Snyders-Lance, Inc.	75,690	1,774,174

Personal Products 2.29%

Elizabeth Arden, Inc. (I)	66,050	1,519,811
Nu Skin Enterprises, Inc., Class A	62,470	1,890,342

Energy 6.58%		9,831,744

Energy Equipment & Services 5.06%

Complete Production Services, Inc. (I)	63,180	1,866,969
Lufkin Industries, Inc.	25,790	1,609,038
Oil States International, Inc. (I)	28,010	1,795,161
Superior Energy Services, Inc. (I)	65,310	2,285,197

Oil, Gas & Consumable Fuels 1.52%

Cloud Peak Energy, Inc. (I)	97,950	2,275,379

Financials 22.96%		34,289,055

Capital Markets 2.48%

Evercore Partners, Inc., Class A	64,230	2,183,820
MF Global Holdings, Ltd. (I)	181,260	1,515,334

Commercial Banks 8.22%

Bank of the Ozarks, Inc.	35,570	1,541,960
First Midwest Bancorp, Inc.	155,690	1,793,549
PacWest Bancorp	68,980	1,474,792
Prosperity Bancshares, Inc.	57,290	2,250,351
S&T Bancorp, Inc.	56,950	1,286,501
Signature Bank (I)	44,660	2,233,000
Western Alliance Bancorp (I)	230,130	1,693,757

Small Company Fund
As of 12-31-10 (Unaudited)

	Shares	Value

Financials (continued)

Insurance 6.78%

Delphi Financial Group, Inc., Class A	76,430	$2,204,241
Hanover Insurance Group, Inc.	43,900	2,051,008
Montpelier Re Holdings, Ltd.	94,650	1,887,321
StanCorp Financial Group, Inc.	40,660	1,835,392
Tower Group, Inc.	84,050	2,149,999

Real Estate Investment Trusts 5.48%

Entertainment Properties Trust	46,800	2,164,500
Highwoods Properties, Inc.	62,800	2,000,180
Invesco Mortgage Capital, Inc.	81,460	1,779,086
LaSalle Hotel Properties	85,010	2,244,264

Health Care 10.25%		15,299,841

Health Care Equipment & Supplies 2.58%

Haemonetics Corp. (I)	29,730	1,878,341
Quidel Corp. (I)	135,970	1,964,767

Health Care Providers & Services 2.73%

Hanger Orthopedic Group, Inc. (I)	85,010	1,801,362
PSS World Medical, Inc. (I)	100,880	2,279,888

Health Care Technology 1.00%

Medidata Solutions, Inc. (I)	62,350	1,488,918

Pharmaceuticals 3.94%

Impax Laboratories, Inc. (I)	76,720	1,542,839
Questcor Pharmaceuticals, Inc. (I)	144,860	2,133,788
Salix Pharmaceuticals, Ltd. (I)	47,060	2,209,938

Industrials 17.48%		26,096,883

Aerospace & Defense 2.27%

Moog, Inc., Class A (I)	37,700	1,500,460
Orbital Sciences Corp., Class A (I)	110,260	1,888,754

Commercial Services & Supplies 1.45%

United Stationers, Inc. (I)	33,920	2,164,435

Electrical Equipment 5.29%

Belden, Inc.	61,780	2,274,740
EnerSys, Inc. (I)	62,840	2,018,421
Thomas & Betts Corp. (I)	44,900	2,168,670
Woodward Governor Company	38,240	1,436,294

Machinery 5.37%

Actuant Corp., Class A	80,150	2,133,593
Middleby Corp. (I)	22,060	1,862,305
Robbins & Myers, Inc.	63,660	2,277,755
Terex Corp. (I)	56,130	1,742,275

Road & Rail 1.55%

Genesee & Wyoming, Inc., Class A (I)	43,620	2,309,678

Trading Companies & Distributors 1.55%

WESCO International, Inc. (I)	43,930	2,319,503

Small Company Fund
As of 12-31-10 (Unaudited)

		Shares	Value

Information Technology 16.54%			$24,697,192

Communications Equipment 2.20%

Plantronics, Inc.		40,010	1,489,172
Viasat, Inc. (I)		40,370	1,792,832

Electronic Equipment, Instruments & Components 3.56%

Anixter International, Inc.		25,110	1,499,820
Cognex Corp.		70,850	2,084,407
KEMET Corp. (I)		118,590	1,729,042

Internet Software & Services 1.11%

Intralinks Holdings, Inc. (I)		88,940	1,664,067

Semiconductors & Semiconductor Equipment 4.31%

Cavium Networks, Inc. (I)		35,970	1,355,350
Cirrus Logic, Inc. (I)		93,520	1,494,450
Entropic Communications, Inc. (I)		162,450	1,962,396
Fairchild Semiconductor International, Inc. (I)		103,750	1,619,538

Software 5.36%

ACI Worldwide, Inc. (I)		78,080	2,098,010
Ariba, Inc. (I)		96,130	2,258,094
Parametric Technology Corp. (I)		93,690	2,110,836
Progress Software Corp. (I)		36,370	1,539,178

Materials 5.61%			8,377,998

Chemicals 1.05%

Cytec Industries, Inc.		29,660	1,573,760

Containers & Packaging 2.04%

Silgan Holdings, Inc.		42,250	1,512,973
Temple-Inland, Inc.		72,110	1,531,616

Metals & Mining 2.52%

Century Aluminum Company (I)		101,700	1,579,401
Schnitzer Steel Industries, Inc.		32,840	2,180,248

Utilities 2.87%			4,292,512

Electric Utilities 2.87%

Portland General Electric Company		67,070	1,455,419
Unisource Energy Corp.		79,160	2,837,093

Short-Term Investments 3.59%			$5,366,876

(Cost $5,366,876)

	Yield*	Shares	Value
Short-Term Securities 3.59%			5,366,876

State Street Institutional Liquid Reserves Fund	0.1990%	5,366,876	5,366,876

Total investments (Cost $122,926,889)† 100.24%			$149,695,493

Other assets and liabilities, net (0.24%)			($363,119)

Total net assets 100.00%			$149,332,374

Small Company Fund
As of 12-31-10 (Unaudited)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

(I) Non-income producing security.

† At 12-31-2010, the aggregate cost of investment securities for federal income tax purposes was $125,179,690. Net unrealized appreciation aggregated $24,515,803, of which $27,575,473 related to appreciated investment securities and $3,059,670 related to depreciated investment securities.

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2010, all investments are categorized as Level 1 under the hierarchy described above.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the nine month period ended December 31, 2010, there were no significant transfers in or out of Level 1 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments in open-end mutual funds are valued at their closing net asset values each day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Small Company Fund.

348Q3 12/10
2/11

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal accounting officers have concluded, based upon their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal accounting officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By: /s/ Keith F. Hartstein
      Keith F. Hartstein
      President and Chief Executive Officer

Date: February 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
      Keith F. Hartstein
      President and Chief Executive Officer

Date: February 24, 2011

By: /s/ Charles A. Rizzo
      Charles A. Rizzo
      Chief Financial Officer

Date: February 24, 2011